Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	¥ 717,309	¥ 760,701	¥ 695,444
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	3,350	117,042	238,262
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(18,465)	58,635	67,603
Share of other comprehensive income of investments accounted for using the equity method	292	1,786	4,910
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(474)	(682)	(43)
Exchange differences on translating foreign operations	422,960	680,724	239,097
Share of other comprehensive income of investments accounted for using the equity method	30,429	77,447	27,350
Total other comprehensive income, net of tax	438,092	934,952	577,179
Comprehensive income for the year	1,155,401	1,695,653	1,272,623
Comprehensive income for the year attributable to:
Owners of the parent	1,081,429	1,619,997	1,214,757
Non-controlling interests	¥ 73,972	¥ 75,656	¥ 57,866